Leases - Disclosure of maturity analysis of operating lease payments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 13,080	$ 9,864
Effect Of Lease Discounting	(1,959)	(1,315)
Lease liabilities	11,121	8,549
Current lease liabilities	2,650	2,102
Non-current lease liabilities	8,471	6,447
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	3,038	2,348
1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	2,177	1,728
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	1,386	1,232
3 to 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	1,139	740
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	947	632
5 to 10 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	3,045	1,909
Over 10 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 1,348	$ 1,275